Business combinations (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jan. 03, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Use of proceeds from public offering (issuance of 6,588,389 common units to the public)	$ 91,768	$ 407	$ 0	$ 92,175	$ 0
Working capital adjustment	407
Total consideration	92,175
Assets acquired
Cash and cash equivalents	3,774
Restricted cash	19
Trade receivables	4,446
Prepaid expenses and other receivables	51
Vessel	357,138
Other equipment	30
Other long term assets	830
Total long term assets	378,048
Liabilities assumed
Trade payables	(193)
Amounts due to owners and affiliates	(622)
Accrued liabilities and other payables	(1,569)
Total long term debt	(192,286)
Derivative instruments	(2,642)
Total liabilities assumed	(197,312)
Non-controlling interest in total identifiable net assets	88,561
Acquired share in total identifiable net asset	92,175
Total identifiable net assets	180,736
Above market time character [Member]
Assets acquired
Intangibles: Above market time charter	$ 11,760	$ 11,800		$ 11,800